STOCK OPTIONS: Purchase common shares (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Shares, Balance	2,100,000	0
Shares, Granted	1,800,000	2,100,000
Shares, Exercised	(850,000)
Shares, Cancelled	(100,000)
Balance	2,950,000	2,100,000
Balance	1,137,500	984,329
Weighted Average Exercise Price Balance	$ 0.10	$ 0
Weighted Average Exercise Price Granted	$ 0.27	$ 0.10
Weighted Average Exercise Price Balance	$ 0.14	$ 0.10